Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim condensed financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. The balance sheet as of December 31, 2020 was derived from the Company’s audited financial statements but does not include all disclosures required by GAAP for audited financial statements. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The unaudited interim condensed financial statements have been prepared on the same basis as the audited financial statements. In the opinion of the Company’s management, the accompanying unaudited interim condensed financial statements contain all adjustments that are necessary to present fairly the Company’s financial position as of June 30, 2021 and December 31, 2020, the net income/loss for the three and six months ended June 30, 2021 and 2020, the stockholders’ equity for the three and six months ended June 30, 2021 and 2020, and cash flows for the six months ended June 30, 2021 and 2020. Such adjustments are of a normal and recurring nature. The results for the three and six months ended June 30, 2021 are not necessarily indicative of the results for the year ending December 31, 2021, or for any future period. These interim condensed financial statements should be read in conjunction with the audited financial statements as of and for the years ended December 31, 2020 and 2019, filed with the Securities and Exchange Commission (the “SEC”) in SRAC’s proxy statement on July 21, 2021.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior year’s financial statements to conform to the current year’s presentation. None of the reclassifications have changed the total assets, liabilities, stockholders’ deficit, income, expenses or net losses previously reported.

Going Concern

Going Concern

The Company has a history of operating losses and negative cash flows from operations. Management’s plans to continue as a going concern include raising additional financing, specifically through the Business Combination, and generating long term revenues through multi-year service agreements for its products and services. Prior to the consummation of the Business Combination, the Company will pursue additional debt and/or equity forms of bridge financing, as may be necessary. There can be no assurance that such plans will be successful and, as such, the Company’s management concluded that substantial doubt exists about the Company’s ability to continue as a going concern. Further, the perception that the Company may not be able to continue as a going concern may also make it more difficult to operate its business due to concerns about its ability to meet its contractual obligations.

The Company may need to obtain additional funding whether through private or public equity or debt offerings or a combination thereof, and such additional funding may not be available on terms the Company finds acceptable. If the Company is unable to obtain sufficient capital to continue to advance its products and services, the Company would be forced to delay, reduce or eliminate its research and development programs and any future commercialization efforts. Accordingly, the Company has concluded there is substantial doubt about its ability to continue as a going concern within one year after the date these financial statements are issued.

Going Concern

The Company has a history of operating losses and negative cash flows from operations. Management’s plans to continue as a going concern include raising additional financing, specifically through the Business Combination, and generating long term revenues through multi-year service agreements for its products and services. Prior to the consummation of the Business Combination, the Company is also pursuing debt or equity forms of bridge financing, as may be necessary. There can be no assurance that such plans will be successful and, as such, the Company’s management concluded that substantial doubt exists about the Company’s ability to continue as a going concern. Further, the perception that the Company may not be able to continue as a going concern may also make it more difficult to operate its business due to concerns about its ability to meet its contractual obligations.

The Company will need to obtain additional funding whether through private or public equity or debt offerings or a combination thereof, and such additional funding may not be available on terms the Company finds acceptable. If the Company is unable to obtain sufficient capital to continue to advance its products and services, the Company would be forced to delay, reduce or eliminate its research and development programs and any future commercialization efforts. Accordingly, the Company has concluded there is substantial doubt about its ability to continue as a going concern within one year after the date these financial statements are issued.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ from those estimates. Significant estimates inherent in the preparation of the financial statements include, but are not limited to, accounting for useful lives of property, machinery and equipment, net, accrued liabilities, income taxes including deferred tax assets and liabilities, impairment valuation and stock-based awards.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ from those estimates. Significant estimates inherent in the preparation of the financial statements include, but are not limited to, accounting for useful lives of property, plant and equipment, net, accrued liabilities, income taxes including deferred tax assets and liabilities and impairment valuation and stock-based awards.

COVID-19 Pandemic

COVID-19 Pandemic

As a result of the COVID-19 pandemic, the U.S. government and various states implemented quarantine requirements and travel restrictions. The extent of the impact of COVID-19 on the Company’s financial statements will depend on future developments, including the duration of the outbreak, resurgences and emergence of variants, all of which are highly uncertain and cannot be predicted. The potential impact of COVID-19 on the Company’s operations is inherently difficult to predict and could adversely impact the Company’s business, financial condition or results of operations.

Emerging Growth Company Status

Emerging Growth Company Status

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can choose not to take advantage of the extended transition period and comply with the requirements that apply to non-emerging growth companies, and any such election to not take advantage of the extended transition period is irrevocable. The Company is an “emerging growth company” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”) and has elected to take advantage of the benefits of the extended transition period for new or revised financial accounting standards. The Company will remain an emerging growth company until the earliest of (i) the last day of the fiscal year in which the market value of Common Stock that is held by non-affiliates exceeds $700 million as of the end of that year’s second fiscal quarter, (ii) the last day of the fiscal year in which the Post-Combination Company has total annual gross revenue of $1.07 billion or more during such fiscal year (as indexed for inflation), (iii) the date on which the Company has issued more than $1 billion in non-convertible debt in the prior three-year period or (iv) December 31, 2024, and the Company expects to continue to take advantage of the benefits of the extended transition period, although it may decide to early adopt such new or revised accounting standards to the extent permitted by such standards. This may make it difficult or impossible to compare the Company’s financial results with the financial results of another public company that is either not an emerging growth company or is an emerging growth company that has chosen not to take advantage of the extended transition period exemptions because of the potential differences in accounting standards used.

Restricted Cash

Restricted Cash

Restricted cash primarily represents deposited cash that is restricted by financial institutions for three purposes. $515,000 is restricted as collateral for a letter of credit issued to the Company’s landlord in accordance with the terms of a lease agreement entered into in December 2020. A portion of this restricted cash ($100,000) is classified as a current asset as it will be returned to the Company upon the completion of the Business Combination with SRAC, while the remaining $415,000 is classified as a non-current asset as it will be returned to the Company upon the occurrence of future events which are expected to occur beyond at least one year from June 30, 2021. $1,000,000 is restricted for expenditures related to the National Security Agreement (“NSA” see Note 11). $300,000 is restricted, per the June 29, 2021 amendment to the Merger Agreement, for payment of legal fees incurred by SRAC in relation to the Merger Agreement.

Restricted Cash

Restricted cash represents deposited cash that is restricted by a financial institution as collateral for a $515,000 letter of credit issued to our landlord in accordance with the terms of a lease agreement the Company entered into in December 2020. $100,000 of the restricted cash is classified as a current asset as it will be returned to the Company upon the completion of the Business Combination. The remaining amount of restricted cash of $415,000 is classified as a non-current asset as it will be returned to the Company upon the occurrence of future events which are expected to occur beyond at least one year from December 31, 2020.

Revenue Recognition

Revenue Recognition

The Company enters into contracts for ‘last-mile’ satellite and cargo delivery, payload hosting and in-orbit servicing options with customers that are primarily in the aerospace industry. From inception to June 30, 2021, the Company has not completed a commercial launch of customer cargo and as a result, has not recognized revenue to date for services. However, as of June 30, 2021 and December 31, 2020, the Company has signed contracts with customers including firm orders and options (some of which have already been exercised by customers) and has collected $3,074,940 and $2,624,824, respectively, in customer deposits, which are recorded as current and non-current contract liabilities in the Company’s balance sheet. Included in the collected amount as of June 30, 2021 are customer deposits which had been identified as pending customer refunds at period end, as discussed below, and $1,610,740 of non-current deposits which related to performance obligations not expected to be completed for at least one year.

The Company will recognize revenue (along with any other fees that have been paid) upon the earlier of the satisfaction of the Company’s performance obligation or when the customer cancels the contract. For the six months ended June 30, 2021, the Company recognized revenue related to a customer cancelled contract of $130,000, which was previously recorded as a contract liability and recorded $48,400 as a cost of revenue for costs incurred related to the cancelled contract.

While the Company’s standard contracts do not contain refund or recourse provisions that enable its customers to recover any non-refundable fees that have been paid, the Company may issue full or partial refunds to customers on a case-by-case basis as necessary to preserve and foster future business relationships and customer goodwill. As a result of the Company’s inability to complete any launches in 2021 (refer to Note 3 for additional information), the Company will issue customer refunds of approximately $1.5 million, presented as part of current contract liabilities, in the third quarter, ending September 30, 2021.

Deferred Fulfillment and Prepaid Launch Costs

Deferred Fulfillment and Prepaid Launch Costs

As of June 30, 2021, and December 31, 2020, the Company had $2,950,000 and $4,650,000, respectively, of deferred fulfillment and prepaid launch costs in the accompanying balance sheets. On May 21, 2021, the Company received notification from SpaceX that it was terminating two launch service agreements for flights scheduled during calendar year 2021 and that they considered the Company to be in default of prior payments totaling $8.7 million. The Company believes the prepayments will be non-recoverable as this was the third time the payload was rescheduled. As a result of the notification from SpaceX, the Company recorded an expense of $8.7 million of current prepaid launch costs during the three months ended June 30, 2021. See Note 3 for more information.

Deferred Fulfillment and Prepaid Launch Costs

The Company prepays for certain launch costs to third party providers that will carry the transport vehicle to orbit. Prepaid costs allocated to the delivery of a customers’ payload are classified as deferred fulfillment costs and recognized as cost of revenue upon delivery of the customers’ payload. Prepaid costs allocated to the Company’s payload are classified as prepaid launch costs and are expensed to research and development expense upon the release of the Company’s payload. The allocation is determined based on the distribution between customer and Company payload weight on each launch.

As of December 31, 2020, and December 31, 2019, the Company had $4,650,000 and $3,535,550, respectively of deferred fulfillment and prepaid launch costs recorded in the accompanying balance sheets. In December 2020, the Company expensed $1,500,000 of prepaid launch costs as the Company remanifested a scheduled launch with a third-party launch provider to a subsequent launch opportunity in 2021 to allow additional time necessary to secure regulatory approval from the FAA of the Company’s payloads. Of the $1,500,000 prepaid launch costs expensed, approximately $184,000 was recorded as cost of revenue and approximately $1,316,000 was recorded as research and development expenses for the year ended December 31, 2020.

SAFE Notes

SAFE Notes

The Company issued Simple Agreement for Future Equity (“SAFE”) notes to investors during the three months ended March 31, 2021 and the years ended December 31, 2020 and 2019. The SAFE notes provide the investors the right to certain shares of the Company’s capital stock upon an equity financing. The Company determined that the SAFE notes are not a legal form debt (i.e., no creditors’ rights). The SAFE notes include a provision allowing for the investors to receive a portion of the proceeds upon a change of control equal to the greater of their investment amount or the amount payable based upon a number of shares of common stock equal to the investment amount divided by the liquidity price, the occurrence of which is outside the control of the Company. This provision requires the SAFE notes to be classified as marked-to-market liabilities pursuant to ASC 480. The SAFE notes are recorded as a long-term liability at their estimated fair value. See Note 8 for more information.

SAFE Notes

The Company issued Simple Agreement for Future Equity (“SAFE”) notes to investors during the years ended December 31, 2020 and 2019. The SAFE notes provide the investors the right to certain shares of the Company’s capital stock upon an equity financing. The Company determined that the SAFE notes are not a legal form debt

(i.e., no creditors’ rights). The SAFE notes include a provision allowing for the investors to receive a portion of the proceeds upon a change of control equal to the greater of their investment amount or the amount payable based upon a number of shares of common stock equal to the investment amount divided by the liquidity price, the occurrence of which is outside the control of the Company. This provision requires the SAFE notes to be classified as marked-to-market liabilities pursuant to ASC 480. The SAFE notes are recorded as a long-term liability at their fair value. See Note 8 for more information.

Advertising Expenses

Advertising Expenses

Advertising is expensed as incurred. Advertising expense was $0 and $3,548 for the three and six months ended June 30, 2021, respectively, and was $572 and $37,353 for the three and six months ended June 30, 2020, respectively.

Advertising Expenses Advertising is expensed as incurred. Advertising expense for the years ended December 31, 2020 and 2019 was $92,861 and $124,250, respectively.
Deferred Offering Costs

Deferred Offering Costs

Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the Company’s planned Business Combination. As of June 30, 2021 and December 31, 2020, the Company recorded $6,202,630 and $2,610,024, respectively, of offering costs as a non-current asset. As of June 30, 2021, $4,332,577 of offering costs have been paid and $1,870,053 have been recorded in accrued expenses, accounts payable, and loan payable. As of December 31, 2020, $2,104,241 of offering costs were paid and $505,783 was recorded in accrued expenses.

Deferred Offering Costs

Offering costs consist of legal, audit, accounting, and underwriting fees and other costs incurred that are directly related to the Company’s planned merger transaction with SRAC. These costs will be recorded as a reduction to stockholders’ equity (deficit) upon the completion of the merger. During the year ended December 31, 2020 the Company incurred offering costs of $2,610,024. As of December 31, 2020, the Company has recorded $2,610,024 of offering costs as a current asset. As of December 31, 2020, $2,104,214 of the offering costs have been paid and $505,783 have been recorded in accrued expenses.

Net Income (Loss) per Common Share

Basic and Diluted Income (Loss) Per Share

Net income (loss) per share is provided in accordance with FASB ASC 260-10, “Earnings per Share”. The Company’s preferred shares are participating securities as the holders of the preferred shares are entitled to participate in dividends with ordinary shares. Net losses are not allocated to the preferred shares as the holders of the preferred shares do not have a contractual obligation to share in any losses. Accordingly, basic net loss per share is computed by dividing losses available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Diluted loss per share excludes all potential common shares and SAFE notes if their effect is anti-dilutive. The table below excludes all potential common shares if their effect is anti-dilutive for the three and six months ended June 30, 2020. There were no anti-dilutive shares for the three and six months ended June 30, 2021.

Three and Six Months Ended June 30, 2020
Series Seed preferred stock	42,298,151
Series Seed-1 preferred stock	3,563,412
Series Seed-2 preferred stock	4,751,218
Series A preferred stock	61,962,132
Series A-1 preferred stock	32,301,028
FF preferred stock	20,000,000
Options outstanding under stock incentive plan	35,538,222
Options outstanding outside of stock incentive plan	545,454
Common stock warrants	1,250,000
Preferred stock warrants	774,527
SAFE notes outstanding (shares not reserved)	19,489,239
Total	222,473,383

Basic and Diluted Loss Per Share

Net loss per share is provided in accordance with FASB ASC 260, “Earnings per Share”. The Company’s preferred shares are participating securities as the holders of the preferred shares are entitled to participate in dividends with ordinary shares. Net losses are not allocated to the preferred shares as the holders of the preferred shares do not have a contractual obligation to share in any losses. Accordingly, basic net loss per share is computed by dividing losses allocated to common stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share gives effect to all potential dilutive common shares outstanding during the period. Dilutive loss per share excludes all potential dilutive common shares to be issued if their effect is anti-dilutive as shown below:

	Years Ended December 31,
	2020	2019
Series Seed preferred stock	42,298,151	42,298,151
Series Seed-1 preferred stock	3,563,412	3,563,412
Series Seed-2 preferred stock	4,751,218	4,751,218
Series A preferred stock	61,962,132	61,962,132
Series A-1 preferred stock	32,301,028	32,301,028
FF preferred common stock	20,000,000	20,000,000
Options outstanding under stock incentive plan	29,358,286	24,598,969
Options outstanding outside of stock incentive plan	545,454	545,454
Common stock warrants	1,250,000	1,250,000
Preferred stock warrants	774,527	—
Total	196,804,208	191,270,364

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the accounting for income taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in income taxes. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company adopted this standard on January 1, 2021. The adoption of this standard did not have a material impact on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt. Instead, they will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU 2020-06. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and the treasury stock method will be no longer available. The provisions of ASU 2020-06 are applicable for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of ASU 2020-06 on its financial statements.

Recently Issued Accounting Standards

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the accounting for income taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in income taxes. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company does not expect the adoption of this standard to have a material impact on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, (“ASU 2020-06”) which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity, an embedded conversion feature in such debt. Instead, they will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU 2020-06. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and treasury stock method will be no longer available. The provisions of ASU 2020-06 are applicable for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company is currently evaluating the impact of ASU 2020-06 on its financial statements.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This standard requires capitalization of the implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. Further, the standard also requires the Company to expense the capitalized implementation costs of a hosting arrangement over the term of the hosting arrangement. We adopted ASU 2018-15 on January 1, 2021. As of June 30, 2021, we have recorded $26,149 of capitalized implementation costs incurred in a hosting arrangement.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and liabilities on the balance sheet and disclosing key information about lease arrangements. The Company adopted the standard as of January 1, 2020, using the modified retrospective approach and has elected to use the optional transition method which allows the Company to apply the guidance of ASC 840, including disclosure requirements, in the comparative periods presented. In addition, the Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to carry forward the historical lease classification related to agreements entered prior to adoption.

The adoption of the new standard resulted in recognition of operating lease ROU assets and operating lease liabilities of $545,707 and $555,916, respectively, as of January 1, 2020. There was no material cumulative impact of transition to accumulated deficit as of the adoption date. The standard did not materially impact the accompanying statements of operations and had no impact on the accompanying statements of cash flows.

Recently Adopted Accounting Standards

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and liabilities on the balance sheets and disclosing key information about lease arrangements. The Company adopted the standard as of January 1, 2020, using the modified retrospective approach and has elected to use the optional transition method which allows the Company to apply the guidance of ASC 840, including disclosure requirements, in the comparative periods presented. In addition, the Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to carry forward the historical lease classification related to agreements entered prior to adoption.

The adoption of the new standard resulted in recognition of operating lease ROU assets and operating lease liabilities of $545,707 and $555,916, respectively, as of January 1, 2020. There was no material cumulative impact of transition to accumulated deficit as of the adoption date. The standard did not materially impact the accompanying statements of operations and had no impact on the accompanying statements of cash flows.

Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Certain balances were reclassified for the year ended December 31, 2019 to conform to the current year presentation. There was no impact to operating loss or net loss as a result of these reclassifications.

COVID-19 Impact

COVID-19 Impact

In March 2020, a novel strain of the coronavirus (“COVID-19”) was characterized by the World Health Organization as a global pandemic. As a result of the COVID-19 pandemic, the U.S. government and various states implemented quarantine requirements and travel restrictions.

While the COVID-19 pandemic has affected the Company’s business and its timeline for its formerly planned launch in April 2020, to date, it has not impacted the Company in a way that will materially affect its future growth outlook.

Initially, the Company had a commercial launch scheduled for April of 2020 aboard a Soyuz rocket. However, after the onset of the pandemic, it opted to delay the launch. After further delays from the launch provider, the Company decided to reschedule the launch with a different provider, SpaceX, with whom it expected to launch in January 2021. The scheduled January 2021 launch was then remanifested to a subsequent launch opportunity in 2021 to allow for additional time necessary to secure FAA (“Federal Aviation Administration”) approval of the Company’s payloads.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of all cash balances and highly liquid investments purchased with a remaining maturity of three months or less. The carrying amount of cash and cash equivalents approximate fair value because of the short-term maturity of these instruments.

Receivables		Receivables Receivables represent tax credits received from the California Franchise Tax Board.
Prepaids and Other Current Assets

Prepaids and Other Current Assets

Prepaid and other current assets include prepayments for launch costs, research and development, insurance, and software subscriptions. Prepaid launch costs consist of launch costs paid to third party providers that will carry the transport vehicle to orbit. Prepaid launch costs are recognized upon launch as cost of revenue or research and development expense, and the allocation of the costs is determined based on the distribution between customer and Company payload weight on each launch. The non-current portion of prepaid launch costs is included in other non-current assets in the Company’s balance sheets.

Prepaid research and development costs relate to non-refundable advanced payments in cash for components and materials that will be used in building the Company’s vehicles. The Company conducts research and development activities to develop existing and future technologies that advance its vehicle towards commercialization. As prescribed by ASC 730: Research and Development, non-refundable advance payments for goods or services that will be used or rendered for future research and development activities should be deferred and capitalized. Deferred amounts are recognized as an expense as the related goods are delivered or the services are performed, or when the goods or services are no longer expected to be provided.

Prepaid insurance and prepaid software subscriptions are amortized over the terms of their respective agreements.

Property, Machinery and Equipment, net

Property, Machinery and Equipment, net

Property, machinery and equipment are stated at cost less accumulated depreciation. Depreciation is generally recorded using the straight-line method over the estimated useful lives of the respective assets. The estimated useful lives of fixed assets by asset category are described below:

Fixed Assets	Estimated Useful Life
Computer equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Lesser of estimated useful life or remaining lease term
Machinery and equipment	Seven years

Costs of maintenance or repairs that do not extend the lives of the respective assets are charged to expenses as incurred.

Intangible Assets, net

Intangible Assets, net

Intangible assets consist of patents and are reported at cost less accumulated amortization and accumulated impairment loss, if any. Amortization is recognized on a straight-line basis over a range of 8 1/2 to 10 years, which is the estimated useful lives of the patents.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company evaluates the carrying value of long-lived assets on an annual basis, or more frequently whenever circumstances indicate a long-lived asset may be impaired. When indicators of impairment exist, the Company estimates future undiscounted cash flows attributable to such assets. In the event cash flows are not expected to be sufficient to recover the recorded value of the assets, the assets are written down to their estimated fair value. There were no long-lived asset impairments during the years ended December 31, 2020 and 2019.

Revenue Recognition

Revenue Recognition

The Company enters into contracts for ‘last-mile’ satellite and cargo delivery, payload hosting and in-orbit servicing options with customers that are primarily in the aerospace industry. From inception to December 31, 2020, the Company has not completed a commercial launch of customer cargo. However, as of December 31, 2020 the Company has signed contracts with customers and has collected $2,624,824 in customer deposits, which are recorded as current and non-current contract liabilities in the Company’s balance sheets and will be recognized as revenue (along with any other fees that have been paid) upon the earlier of the satisfaction of the Company’s performance obligation or when the customer cancels the contract. For the year ended December 31, 2020, the Company recognized revenue related to customer cancelled contracts of $365,000, which was previously recorded as contract liabilities and recorded $183,811 as contract loss contingencies. There are no refund or recourse provisions that enable our customers to recover any non-refundable fees that are paid.

The Company accounts for customer contracts in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which includes the following five-step model:

•        Identification of the contract, or contracts, with a customer.

•        Identification of the performance obligations in the contract.

•        Determination of the transaction price.

•        Allocation of the transaction price to the performance obligations in the contract.

•        Recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company’s contracts are cancellable for convenience by the customer and typically do not contain variable consideration. However, the full transaction price is collected in advance of the scheduled launch and all fees that are paid are non-refundable (and are not limited to deposits), regardless of whether the contract is cancelled by the customer or in the event a performance obligation is not satisfied by the Company.

The Company’s services are considered a single performance obligation, to transport the customers’ payload to a specified orbit in space. The Company recognizes revenue at a point in time when control is transferred, which is considered to be upon the release of the customers’ payload into its specified orbit. The Company will calculate the weight distribution of each transfer vehicle at the customer level and will determine the delivery date for each customer’s payload based on the relative weight of payloads released to determine the point in time to recognize revenue for each payload release.

Contract Liabilities

Contract Liabilities

Customer deposits collected prior to the release of the customers’ payload into its specified orbit are recorded as current and non-current contract liabilities in the Company’s balance sheets as the amounts received represent a prepayment for the satisfaction of a future performance obligation that has not yet commenced. Each non-refundable deposit is determined to be a contract liability upon cash collection. Prior to making this determination, the Company ensures that a valid contract is in place that meets the definition of the existence of a contract in accordance with ASC 606.

Warrants

Warrants

On January 1, 2019, the Company issued a warrant to an affiliate of an employee covering up to 5,000,000 shares of Class A common stock. The warrant is accounted for under the guidance of ASC 718, Stock-Based Compensation, pursuant to the adoption of ASU 2018-07. See Note 10 for more information.

Fair Value Measurements

Fair Value Measurements

The Company follows ASC 820, Fair Value Measurements and Disclosures, which among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement determined based on assumptions that market participants would use in pricing an asset or liability. Three levels of inputs may be used to measure fair value:

•        Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical, unrestricted assets or liabilities in active markets.

•        Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•        Level 3 — Unobservable inputs that are supported by little or no market activity and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The fair values of cash and cash equivalents, accounts receivable, trade accounts payable, and certain prepaid and other current assets and accrued expenses approximate carrying values because of their short-term nature. The carrying value of certain other non-current assets and liabilities approximates fair value. The Company had neither Level 1 nor Level 2 inputs during the years ended December 31, 2020 and 2019. The Company’s SAFE note liabilities are marked-to-market liabilities pursuant to ASC 480 and are classified within Level 3 of the fair value hierarchy as the Company is using a backsolve method within the Black Scholes Option Pricing model, which allowed the Company to solve for the implied value of the business based on the terms of the SAFE investments. Significant unobservable inputs include volatility and expected term. The Company’s warrants are recorded as a derivative liability pursuant to ASC 815 and are classified within Level 3 of the fair value hierarchy as the Company is using the Black Scholes Option Pricing model. Significant unobservable inputs include stock price, volatility and expected term. There were no transfers between levels of input during the years ended December 31, 2020 and 2019.

The estimated fair value of the Company’s financial instruments are as follows:

		December 31, 2020		December 31, 2019
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets:
SAFE notes	3	$314,439,663	$314,439,663	$2,500,000	$2,500,000
Warrant liability	3	3,206,185	3,206,185	—	—
Total		$317,645,848	$317,645,848	$2,500,000	$2,500,000

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of expenses associated with the cost of the transport vehicle and third-party launch costs. Until the transport vehicle design is completed and released for production, the cost of these transport vehicles is being expensed as research and development costs as materials and services are received. The current design and technology allow for a single use of the transport vehicle. Cost of revenue recorded for the period ended December 31, 2020 relates to loss contract contingencies of $183,811 due to the manifestation of a scheduled launch, and a reserve for future launches of $183,811.

Leases

Leases

The Company leases real estate facilities under non-cancelable operating leases with various expiration dates through fiscal year 2022. The Company determines if an arrangement contains a lease at inception based on whether there is an identified property, plant or equipment and whether the Company controls the use of the identified asset throughout the period of use.

The Company adopted the Accounting Standard Update (“ASU”) No. 2016-02, Leases (Topic 842) on January 1, 2020. The Company elected the package of practical expedients for transition under which the Company did not reassess its prior conclusions about lease identification, lease classification and initial direct costs. Additionally, the Company elected the hindsight practical expedient for transition under which conclusions around lease term and impairment will not be reassessed.

Operating leases are included in the accompanying balance sheets. Operating lease right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and are included in other non-current assets. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and are included in current and non-current liabilities. Operating lease ROU assets and lease liabilities are recognized at the lease inception date based on the present value of lease payments over the lease term discounted based on the more readily determinable of (i) the rate implicit in the lease or (ii) the Company’s incremental borrowing rate (which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease). Because the Company’s operating leases generally do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at lease commencement date for borrowings with a similar term.

The Company’s operating lease ROU assets are measured based on the corresponding operating lease liability adjusted for (i) payments made to the lessor at or before the commencement date, (ii) initial direct costs incurred and (iii) tenant incentives under the lease. The Company does not assume renewals or early terminations unless it is reasonably certain to exercise these options at commencement. The Company elected the practical expedient which allows the Company to not allocate consideration between lease and non-lease components. Variable lease payments are recognized in the period in which the obligation for those payments are incurred. In addition, the Company elected the practical expedient such that it does not recognize ROU assets or lease liabilities for leases with a term of 12 months or less of all asset classes. Operating lease expense is recognized on a straight-line basis over the lease term.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, management considers all available evidence, including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies.

In the event that management changes its determination as to the amount of deferred tax assets that can be realized, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.

The Company is required to evaluate the tax positions taken when preparing its tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position.

The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. In consideration of Accounting Standards Codification (“ASC”) 280, “Segment Reporting,” we are not organized around specific services or geographic regions. We currently operate in one service line providing in-space transportation services.

Our chief operating decision maker uses financial information, business prospects, competitive factors, operating results and other non-U.S. GAAP financial ratios to evaluate our performance, which is the same basis on which our results and performance are communicated to our Board of Directors. Based on the information described above and in accordance with the applicable literature, management has concluded that we are organized and operated as one operating and reportable segment.

Stable Road Acquisition Corp [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. One of the more significant accounting estimates included in these financial statements is the determination of the fair value of the warrant liability. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Net Income (Loss) per Common Share

Net Income (Loss) per Common Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period.

The Company’s condensed consolidated statements of operations include a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income per share, basic and diluted, for Class A redeemable common stock is calculated by dividing the interest income earned on the Trust Account net of applicable franchise and income taxes, by the weighted average number of Class A redeemable common stock outstanding since original issuance. Net loss per share, basic and diluted, for Class A and B non-redeemable common stock is calculated by dividing the net loss, adjusted for the net income attributable to Class A redeemable common stock, by the weighted average number of Class A and B non-redeemable common stock outstanding for the period. Class A and B non-redeemable common stock includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Redeemable Class A Common Stock
Numerator: Net Income allocable to Redeemable Class A Common Stock
Interest Income	$4,311	$355,824	$23,357	$1,025,613
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(4,311)	(355,824)	(23,357)	(1,025,613)
Redeemable Net Income	$—	$—	$—	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	17,240,709	17,250,000	17,245,329	17,250,000
Net Income/Basic and Diluted Redeemable Class A Common Stock	$0.00	$0.02	$0.00	$0.04

Non-Redeemable Class A and B Common Stock
Numerator: Net Income minus Net Income – Basic
Net Income	$(2,884,835)	$1,222,072	$2,881,651	$2,431,243
Less: Redeemable Net Income – Basic	—	—	—	—
Non-Redeemable Net Loss	$(2,884,835)	$1,222,072	$2,881,651	$2,431,243
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic	4,857,500	4,857,500	4,857,500	4,857,500
Net income, Basic Non-Redeemable Class A and B Common Stock	$(0.59)	$0.19	$0.59	$0.35
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Non-Redeemable Class A and B Common Stock
Numerator: Net Income minus Net Earnings – Diluted
Non-Redeemable Net Income – Basic	$(2,884,835)	$1,222,072	$2,881,651	$2,431,243
Less: Change in Fair Value of Derivative Liability	(1,904,150)	(1,185,700)	(10,623,913)	(2,135,400)
Non-Redeemable Net Loss – Diluted	$(4,788,985)	$36,372	$(7,742,262)	$295,843
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Diluted	5,005,558	4,857,500	7,105,104	4,857,500
Net loss, Diluted Non-Redeemable Class A and B Common Stock	$(0.96)	$0.19	$(1.09)	$0.35

Diluted weighted average shares outstanding was calculated using the treasury stock method utilizing a weighted average share price of $11.69 and $15.39 for the three and six months ended June 30, 2021, respectively and the effect of the warrants sold in the Initial Public Offering and the private placement to purchase an aggregate of 8,897,500 shares.

Net Income (Loss) per Common Share

Net income (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. The Company has not considered the effect of warrants sold in the Initial Public Offering and as part of the Placement Units to purchase 8,897,500 shares of Class A common stock in the calculation of diluted income (loss) per share for non-redeemable Class A and Class B common stock, since the exercise of such warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s consolidated statements of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income per share, basic and diluted, for Class A redeemable common stock is calculated by dividing the interest income earned on the Trust Account net of applicable franchise and income taxes, by the weighted average number of Class A redeemable common stock outstanding since original issuance. Net loss per share, basic and diluted, for Class A and B non-redeemable common stock is calculated by dividing the net loss, adjusted for the net income attributable to Class A redeemable common stock, by the weighted average number of Class A and B non-redeemable common stock outstanding for the period. Class A and B non-redeemable common stock includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Year Ended December 31, 2020	For the Period from May 28, 2019 (Inception) Through December 31, 2019
Redeemable Class A Common Stock
Numerator: Net Income (loss) allocable to Redeemable Class A Common Stock
Interest Income	$1,134,391	$346,011
Income and Franchise Tax	(378,916)	(167,069)
Redeemable Net Income	$755,475	$178,942
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	17,250,000	17,250,000
Net Income (loss)/Basic and Diluted Redeemable Class A Common Stock	$0.04	$0.01

Non-Redeemable Class A and B Common Stock
Numerator: Net Income (loss) minus Redeemable Net Income (loss)
Net Income (loss)	$(42,986,163)	$5,343,820
Redeemable Net Income (loss)	(755,475)	(178,942)
Non-Redeemable Net Income (loss)	$(43,741,638)	$5,164,878
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic	4,857,500	4,041,761
Net Income (loss)/Basic Non-Redeemable Class A and B Common Stock	$(9.00)	$1.28
Non-Redeemable Class A and B Common Stock, Diluted	4,857,500	4,168,777
Net Income (loss)/Diluted Non-Redeemable Class A and B Common Stock	$(9.00)	$1.24

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2021 and December 31, 2020. The

Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC Topic 740, “Income Taxes.” Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Basis of Presentation

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2020 as filed with the SEC on June 10, 2021, which contains the consolidated financial statements and notes thereto. The financial information as of December 31, 2020 is derived from the consolidated financial statements presented in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2020. The interim results for the three and six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any future interim periods.

Basis of Presentation

The accompanying consolidated financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock held by Public Stockholders features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at June 30, 2021 and December 31, 2020, there were 11,395,368 and 11,126,916 shares of Class A common stock subject to possible redemption, respectively, presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed balance sheets.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares of Class common stock subject to mandatory redemption are classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s Class A common stock held by Public Stockholders features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2020 and 2019, there were 11,126,916 and 15,425,532, respectively, shares of Class A common stock subject to possible redemption, respectively, presented as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets.

Offering Costs

Offering Costs

Offering costs consisted of legal, accounting and other expenses incurred through the Initial Public Offering that were directly related to the Initial Public Offering. Offering costs were allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to warrant liabilities were expensed as incurred in the statements of operations. Offering costs associated with the Class A common stock issued were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Offering Costs

Offering costs consist of legal, accounting, underwriting fees and other costs incurred through the closing date of the Initial Public Offering that are directly related to the Initial Public Offering. Offering costs amounted to $10,924,857, of which $10,067,168 was charged to stockholders’ equity and $857,689 was allocated to the warrants and expensed through the statement of operations, upon the completion of the Initial Public Offering in 2019.

Warrant Liabilities

Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in-capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the warrants issued in connection with its Initial Public Offering in accordance with the guidance contained in ASC 815-40-15-7D, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations. The fair value of the public warrants initially was estimated using a Post-Acquisition Simulation, with subsequent measurements utilizing the public trading price. The fair value of the private warrants was initially and subsequently measured using the Black-Scholes Model (see Note 8).

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in-capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the warrants issued in connection with its Initial Public Offering in accordance with the guidance contained in ASC 815-40, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the public warrants initially was estimated using a Post-Acquisition Simulation, with subsequent measurements utilizing the public trading price. The fair value of the private warrants was initially and subsequently measured using the Black-Scholes Model (see Note 9).

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximate the carrying amounts represented in the accompanying condensed balance sheets, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying consolidated balance sheets, primarily due to their short-term nature (see Note 9).

Recently Accounting Standards

Recent Accounting Pronouncements

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt — debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’ Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’ Own Equity (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas. The Company adopted ASU 2020-06 on January 1, 2021. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying condensed consolidated financial statements.

Recently Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.